EARNINGS PER SHARE Q - Basic Earnings per Share by Dividing Net Income (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share, Basic [Abstract]
Net income (loss) used in the calculation of basic income (loss) per share	$ 14,500	$ (45,370)	$ (95,441)	$ 84,969
Earnings Per Share, Diluted [Abstract]
Net income (loss) used in the calculation of diluted income (loss) per share	$ 30,691	$ (125,596)	$ (264,740)	$ 84,969
Weighted average number of Class A Common Stock for the purposes of diluted income (loss) per share (in shares)	371,717,071	338,212,221	349,390,820	129,910,597
Class A Common Stock
Earnings Per Share, Basic [Abstract]
Basic income (loss) (in dollars per share)	$ 0.10	$ (0.37)	$ (0.70)	$ 0.73
Net income (loss) used in the calculation of basic income (loss) per share	$ 14,500	$ (45,370)	$ (95,441)	$ 84,969
Weighted average number of Class A Common Stock shares for the purposes of basic income (loss) per share (in share)	143,103,474	122,305,203	135,525,464	115,768,027
Earnings Per Share, Diluted [Abstract]
Diluted income (loss) (in dollar per share)	$ 0.08	$ (0.37)	$ (0.76)	$ 0.65